SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

                Securities with an amortized cost of $214,834 and $176,158 at December 31, 2011 and 2010, respectively (fair value of $218,693 at December 31, 2011 and $175,463 at December 31, 2010), were pledged to secure deposits and for other purposes as required or permitted by law.  The fair value is established by an independent pricing service as of the approximate dates indicated.  The differences between the amortized cost and fair value reflect current interest rates and represent the potential gain (or loss) if the portfolio had been liquidated on that date.  Security gains (or losses) are realized only in the event of dispositions prior to maturity.

The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2011 and 2010 are summarized as follows (dollars in thousands):

	Amortized	Gross Unrealized		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$58,793	$214	$6	$59,001
Mortgage backed securities	175,352	843	145	176,050
States and political subdivisions	56,452	3,494	-	59,946
Other securities	22,655	582	68	23,169
	$313,252	$5,133	$219	$318,166
Held-to-maturity securities
States and political subdivisions	$35,214	$2,061	$-	$37,275
	$35,214	$2,061	$-	$37,275

	Amortized	Gross Unrealized		Fair
December 31, 2010	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$ 103,253	$ 55	$ 1,425	$ 101,883
Mortgage backed securities	52,232	147	521	51,858
States and political subdivisions	59,075	609	721	58,963
Other securities	22,936	593	53	23,476
	$ 237,496	$ 1,404	$ 2,720	$ 236,180

Held-to-maturity securities
States and political subdivisions	$ 39,975	$ 823	$ 20	$ 40,778
	$ 39,975	$ 823	$ 20	$ 40,778

            At December 31, 2011, the Bank did not hold investment securities of any single issuer, other than obligations of the U.S. Treasury and other U.S. government agencies, whose aggregate book value exceeded 10% of shareholders’ equity.

            Proceeds from the maturity, call or sale of available-for-sale securities were $246,850, $257,569 and $206,157, during 2011, 2010 and 2009, respectively.  Proceeds from the maturity or call of held-to-maturity securities were $4,725, $7,511 and $11,721 during 2011, 2010 and 2009, respectively.

            The fair values of all securities at December 31, 2011 either equaled or exceeded the cost of those securities, or the decline in fair value is considered temporary.  The information below classifies the investments with unrealized losses at December 31, 2011 according to the term of the unrealized loss.  Management evaluates securities for other-than-temporary impairment periodically, or more frequently when circumstances require an evaluation.  An impairment judgment is based on (i) the amount of time and loss, (ii) the financial condition of the issuer and (iii) management’s intent and ability to hold the investment long enough for any anticipated recovery in value.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature.  Furthermore, as of December 31, 2011, management also had the ability to hold the securities classified as available-for-sale for a period of time sufficient for a recovery of cost.  The unrealized losses are largely a result of increases in market interest rates over the yield available at the time the underlying securities were purchased.  The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline.  Management does not believe any of the securities are impaired because of reasons of credit quality.

Accordingly, as of December 31, 2011, management believes the impairments detailed in the table below are temporary and no impairment loss has been realized in the Corporation’s consolidated income statement.

 The following table presents the Bank's investments with unrealized losses at December 31, 2011 and 2010 according to the term of the unrealized loss (dollars in thousands):

December 31, 2011	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$15,063	$7	$-	$-
$15,063

$7

Mortgage backed securities	40,792	145	-	-	40,792	145
Other securities	29,154	67	-	-	29,154	67
	$85,009	$219	$-	$-	$85,009	$219

December 31, 2010	12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$75,745	$1,425	$-	$-
$75,745

$1,425

Mortgage backed securities	33,257	521	-	-	33,257	521
Other securities	29,627	774	-	-	29,627	774
	$138,629	$2,720	$-	$-	$138,629	$2,720

            At December 31, 2011, none of the 178 state and political subdivision securities had recorded unrealized losses for 2011.

The table below shows the amortized cost, fair value and weighted yields (for tax-exempt obligations on a fully taxable basis assuming a 34% tax rate) of investment securities at December 31, 2011 by contractual or legal maturity.  Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations.

	Amortized Cost	Fair Value	Yield (Unaudited)
Available-for-sale securities
U.S. Government agencies
After one but within five years	$12,067	$12,075	0.9%
After five but within ten years	46,726	46,926	1.9%
Mortgage backed securities
Within one year	2,736	2,729	0.6%
After one but within five years	127,783	128,234	1.2%
After five but within ten years	44,833	45,087	1.9%
States and political subdivisions
Within one year	2,397	2,417	2.4%
After one but within five years	4,893	5,072	4.4%
After five but within ten years	11,753	12,621	5.3%
After ten years	37,409	39,836	5.7%
Other securities
Within one year	5,962	6,024	1.5%
After one but within five years	11,776	12,232	3.2%
After five but within ten years	1,020	1,016	3.9%
After ten years	3,897	3,897	4.6%
	$313,252	$318,166
Held-to-maturity securities
States and political subdivisions
Within one year	2,561	$2,585	5.1%
After one but within five years	7,300	7,581	5.9%
After five but within ten years	10,332	11,006	3.5%
After ten years	15,021	16,103	6.2%
	$35,214	$37,275